CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 11 — CONCENTRATIONS

During the three and six months ended June 30, 2017, the Company recorded revenue from individual sales or services rendered of $2,428,000 (17%) and $2,944,000 (13%), respectively, in excess of 10% from one customer of the Company’s total consolidated sales.

During the six months ended June 30, 2016, the Company recorded revenue from individual sales or services rendered of $325,000 (13%), which is in excess of 10% from one customer of the Company’s total consolidated sales. During the three months ended June 30, 2016, the Company recorded revenue from individual sales or services rendered of $200,000 (12%) and $189,000 (11%), in excess of 10% from one customer of the Company’s total consolidated sales.

At June 30, 2017, approximately 19% of net accounts receivable was due from one customer totaling $2,023,000.

At June 30, 2016, approximately 56% of net accounts receivable was due from four customers, respectively, as follows: $232,000 (20%), $189,000 (16%) due from unrelated parties and $117,000 (10%), and $115,000 (10%) due from a related party.

During the three and six months ended June 30, 2017, approximately 11% and 11%, respectively, of the Company’s inventory purchases were derived from two vendors.

During the three and six months ended June 30, 2016, approximately 33% and 32%, respectively, of the Company’s inventory purchases were derived from two vendors.

16 — CONCENTRATIONS

During the year ended December 31, 2016, the Company recorded sales to one customer $702,000 (11%) in excess of 10% of the Company’s total consolidated sales. During the year ended December 31, 2015, the Company recorded sales to two customers of $229,000 (25%), and $150,000 (16%) in excess of 10% of the Company’s total sales.

At December 31, 2016, approximately 53% of net accounts receivable was due from two customers broken down individually as follows: $499,000 (36%) and $227,000 (17%) due from unrelated parties. At December 31, 2015, approximately 100% of net accounts receivable was due from three customers broken down individually as follows: $272,000 (43%) and $231,000 (36%) due from unrelated parties, and $138,000 (21%) due from a related party.

During the year ended December 31, 2016, approximately 32% of the Company’s inventory purchases were derived from two vendors broken down individually as follows: $396,000 (21%) and $210,000 (11%). During the year ended December 31, 2015, approximately 61% of the Company’s inventory purchases were derived from three vendors broken down individually as follows: $41,000 (30%), $27,000 (19%) and $16,000 (12%).